Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares		Value
Common Stocks– 98.6%
Aerospace & Defense – 3.1%
Airbus SE*	345,032	$44,359,796
L3Harris Technologies Inc	165,098	35,685,933
		80,045,729
Air Freight & Logistics – 3.1%
United Parcel Service Inc	384,857	80,038,710
Auto Components – 1.5%
Aptiv PLC*	251,190	39,519,723
Banks – 5.8%
China Construction Bank Corp	53,349,000	41,983,281
Citigroup Inc	1,405,634	99,448,606
Permanent TSB Group Holdings PLC*	5,262,077	7,985,605
		149,417,492
Beverages – 3.2%
Heineken NV	383,135	46,424,088
Monster Beverage Corp*	384,038	35,081,871
		81,505,959
Biotechnology – 3.3%
AbbVie Inc	185,066	20,845,834
Ascendis Pharma A/S (ADR)*	88,178	11,599,816
Neurocrine Biosciences Inc*	271,920	26,463,254
Vertex Pharmaceuticals Inc*	134,974	27,214,808
		86,123,712
Capital Markets – 4.2%
Morgan Stanley	1,061,966	97,371,663
Patria Investments Ltd - Class A	705,532	12,431,474
		109,803,137
Chemicals – 1.4%
Air Products & Chemicals Inc	127,920	36,800,026
Containers & Packaging – 1.9%
Crown Holdings Inc	478,386	48,895,833
Diversified Financial Services – 0.1%
Linklogis Inc - Class B*,§	854,819	1,920,125
Electronic Equipment, Instruments & Components – 1.8%
Hexagon AB - Class B	3,179,421	47,121,252
Entertainment – 2.7%
Liberty Media Corp-Liberty Formula One*	810,667	39,082,256
Nintendo Co Ltd	53,100	30,890,547
		69,972,803
Health Care Providers & Services – 1.2%
Humana Inc	67,240	29,768,493
Hotels, Restaurants & Leisure – 3.5%
Caesars Entertainment Inc*	405,836	42,105,485
GVC Holdings PLC*	2,053,136	49,567,072
		91,672,557
Household Durables – 2.8%
PulteGroup Inc	1,302,638	71,084,956
Independent Power and Renewable Electricity Producers – 5.1%
NRG Energy Inc	3,281,220	132,233,166
Information Technology Services – 0.6%
Mastercard Inc	39,832	14,542,265
Insurance – 5.7%
AIA Group Ltd	1,860,000	23,117,940
Beazley PLC*	3,483,289	16,014,236
NN Group NV	617,536	29,125,120
Prudential PLC	1,451,864	27,581,018
Travelers Cos Inc	340,569	50,986,585
		146,824,899
Interactive Media & Services – 4.6%
Alphabet Inc - Class A*	12,428	30,346,566
NAVER Corp	70,134	26,004,392
Tencent Holdings Ltd	843,600	63,453,897
		119,804,855
Internet & Direct Marketing Retail – 4.5%
Alibaba Group Holding Ltd*	1,545,984	43,806,298
Amazon.com Inc*	16,438	56,549,350
Booking Holdings Inc*	7,371	16,128,411
		116,484,059

Shares		Value
Common Stocks– (continued)
Machinery – 1.7%
Parker-Hannifin Corp	140,349	$43,102,581
Metals & Mining – 3.0%
Teck Resources Ltd	3,407,015	78,481,748
Oil, Gas & Consumable Fuels – 4.1%
Canadian Natural Resources Ltd	1,531,298	55,555,491
Marathon Petroleum Corp	855,659	51,698,917
		107,254,408
Pharmaceuticals – 4.5%
AstraZeneca PLC	620,615	74,532,856
Merck & Co Inc	530,582	41,263,362
Organon & Co*	53,058	1,605,535
		117,401,753
Road & Rail – 1.6%
Central Japan Railway Co	272,200	41,290,691
Semiconductor & Semiconductor Equipment – 3.9%
ASML Holding NV	56,456	38,781,915
Taiwan Semiconductor Manufacturing Co Ltd	2,948,000	62,959,799
		101,741,714
Software – 7.7%
Adobe Inc*	66,533	38,964,386
Microsoft Corp	418,848	113,465,923
RingCentral Inc*	36,539	10,617,503
Workday Inc*	75,749	18,084,316
Zendesk Inc*	119,116	17,193,203
		198,325,331
Technology Hardware, Storage & Peripherals – 0.9%
Samsung Electronics Co Ltd	338,127	24,233,436
Textiles, Apparel & Luxury Goods – 4.6%
Samsonite International SA (144A)*	16,451,700	33,648,845
Under Armour Inc*	4,635,347	86,078,394
		119,727,239
Thrifts & Mortgage Finance – 2.7%
MGIC Investment Corp	5,094,140	69,280,304
Trading Companies & Distributors – 2.3%
Ferguson PLC	418,629	58,190,363
Wireless Telecommunication Services – 1.5%
T-Mobile US Inc*	260,036	37,661,014
Total Common Stocks (cost $1,701,623,748)		2,550,270,333
Preferred Stocks– 0%
Software – 0%
Magic Leap Inc PP - Series D*,¢,§((cost $9,254,547)	342,761	0
Investment Companies– 1.5%
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $39,038,760)	39,034,856	39,038,760
Total Investments (total cost $1,749,917,055) – 100.1%		2,589,309,093
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(2,337,791)
Net Assets – 100%		$2,586,971,302

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,656,438,355	64.0%
United Kingdom	167,695,182	6.5
China	151,163,601	5.8
Canada	134,037,239	5.2
Netherlands	114,331,123	4.4
Japan	72,181,238	2.8
Taiwan	62,959,799	2.4
Hong Kong	56,766,785	2.2
South Korea	50,237,828	1.9
Sweden	47,121,252	1.8
France	44,359,796	1.7
Cayman Islands	12,431,474	0.5
Denmark	11,599,816	0.5
Ireland	7,985,605	0.3

Total	$2,589,309,093	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/21
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	$21,108	$230	$(32)	$39,038,760
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	11,295∆	-	-	-
Total Affiliated Investments - 1.5%	$32,403	$230	$(32)	$39,038,760

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	28,092,313	292,220,289	(281,274,040)	39,038,760
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	218,530	105,516,884	(105,735,414)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2021 is $33,648,845, which represents 1.3% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2021.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2021 is $0 which represents 0.0% of net assets.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2021)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Linklogis Inc - Class B	3/31/21	$1,952,604	$1,920,125	0.1%
Magic Leap Inc PP - Series D	10/5/17	9,254,547	0	0.0
Total		$11,207,151	$1,920,125	0.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,550,270,333	$-	$-
Preferred Stocks	-	-	0
Investment Companies	-	39,038,760	-
Total Assets	$2,550,270,333	$39,038,760	$0

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70233 08-21